Offerings	Jun. 05, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0128 per share
Maximum Aggregate Offering Price	$ 5,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 690.50
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value $0.0016 per share, (the "Class A Ordinary Shares"), of Eshallgo Inc (the "Registrant") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.

The proposed maximum offering price of the Units proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Units offered and sold in the offering, and as such, the proposed aggregate maximum offering price of the Units together with Pre-Funded Units (as well as the Class A Ordinary Shares included in the Units and issuable upon exercise of the Common Warrants and Pre-Funded Warrants included in such Units and Pre-Funded Units, as applicable), if any, is $5,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-funded Warrants to purchase Class A Ordinary Shares
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value $0.0016 per share, (the "Class A Ordinary Shares"), of Eshallgo Inc (the "Registrant") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.

The proposed maximum offering price of the Units proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Units offered and sold in the offering, and as such, the proposed aggregate maximum offering price of the Units together with Pre-Funded Units (as well as the Class A Ordinary Shares included in the Units and issuable upon exercise of the Common Warrants and Pre-Funded Warrants included in such Units and Pre-Funded Units, as applicable), if any, is $5,000,000.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares underlying Pre-funded Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value $0.0016 per share, (the "Class A Ordinary Shares"), of Eshallgo Inc (the "Registrant") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.

The proposed maximum offering price of the Units proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Units offered and sold in the offering, and as such, the proposed aggregate maximum offering price of the Units together with Pre-Funded Units (as well as the Class A Ordinary Shares included in the Units and issuable upon exercise of the Common Warrants and Pre-Funded Warrants included in such Units and Pre-Funded Units, as applicable), if any, is $8,000,000.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Warrants to purchase Class A Ordinary Shares
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value $0.0128 per share, (the "Class A Ordinary Shares"), of Eshallgo Inc (the "Registrant") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.

There will be issued one Common Warrant to purchase one Class A Ordinary Share for every one Class A Ordinary Share offered. As estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act, the proposed maximum offering price of the Class A Ordinary Shares issuable upon exercise of the Common Warrants included in the Units or Pre-Funded Units, as applicable, proposed to be sold in the offering is $8,000,000, which is equal to 100% of $8,000,000, as each Unit and each Pre-Funded Unit will include a Common Warrant to purchase one Class A Ordinary Share at an exercise price equal to 100% of the purchase price per Unit.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares underlying Common Warrants
Maximum Aggregate Offering Price	$ 5,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 690.50
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Class A ordinary shares, par value $0.0016 per share, (the “Class A Ordinary Shares”), of Eshallgo Inc (the “Registrant”) registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.

There will be issued one Common Warrant to purchase one Class A Ordinary Share for every one Class A Ordinary Share offered. As estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act, the proposed maximum offering price of the Class A Ordinary Shares issuable upon exercise of the Common Warrants included in the Units or Pre-Funded Units, as applicable, proposed to be sold in the offering is $8,000,000, which is equal to 100% of $8,000,000, as each Unit and each Pre-Funded Unit will include a Common Warrant to purchase one Class A Ordinary Share at an exercise price equal to 100% of the purchase price per Unit.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Units consisting of: (i) Class A Ordinary Shares, and (ii) Common Warrants to purchase Class A Ordinary Shares
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value $0.0016 per share, (the "Class A Ordinary Shares"), of Eshallgo Inc (the "Registrant") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.

The proposed maximum offering price of the Units proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Units offered and sold in the offering, and as such, the proposed aggregate maximum offering price of the Units together with Pre-Funded Units (as well as the Class A Ordinary Shares included in the Units and issuable upon exercise of the Common Warrants and Pre-Funded Warrants included in such Units and Pre-Funded Units, as applicable), if any, is $8,000,000.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Units consisting of: (i) Pre-funded Warrants to purchase Class A Ordinary Shares, and (ii) Common Warrants to purchase Class A Ordinary Shares
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value $0.0016 per share, (the "Class A Ordinary Shares"), of Eshallgo Inc (the "Registrant") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.

The proposed maximum offering price of the Units proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Units offered and sold in the offering, and as such, the proposed aggregate maximum offering price of the Units together with Pre-Funded Units (as well as the Class A Ordinary Shares included in the Units and issuable upon exercise of the Common Warrants and Pre-Funded Warrants included in such Units and Pre-Funded Units, as applicable), if any, is $8,000,000.